As filed with the Securities and Exchange Commission on May 8, 2013

File Nos.
033-41340
811-06336

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 46 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48 (X)

FRANKLIN TEMPLETON INTERNATIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Amendment to the registration statement of the Registrant on Form N-1A (the Amendment ) relates only to the Templeton Foreign Smaller Companies Fund and Franklin India Growth Fund prospectus of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other Fund classes of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

**SIGNATURES**

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of May, 2013.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
(Registrant)

By: /s/ Karen L. Skidmore
Karen L. Skidmore
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

| | |
|---|---|
| Edward B. Jamieson*<br>Edward B. Jamieson | President and Chief Executive Officer-Investment Management<br>Dated: May 7, 2013 |
| Laura F. Fergerson*<br>Laura F. Fergerson | Chief Executive Officer-Finance and Administration<br>Dated: May 7, 2013 |
| Gaston Gardey*<br>Gaston Gardey | Chief Financial Officer, Chief Accounting Officer and Treasurer<br>Dated: May 7, 2013 |
| Harris J. Ashton*<br>Harris J. Ashton | Trustee<br>Dated: May 7, 2013 |
| Sam Ginn*<br>Sam Ginn | Trustee<br>Dated: May 7, 2013 |
| Edith E. Holiday*<br>Edith E. Holiday | Trustee<br>Dated: May 7, 2013 |
| Charles B. Johnson*<br>Charles B. Johnson | Trustee<br>Dated: May 7, 2013 |
| Gregory E. Johnson*<br>Gregory E. Johnson | Trustee<br>Dated: May 7, 2013 |
| J. Michael Luttig*<br>J. Michael Luttig | Trustee<br>Dated: May 7, 2013 |
| Frank A. Olson*<br>Frank A. Olson | Trustee<br>Dated: May 7, 2013 |